Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Current
U.S. Federal		$ 0
State & Local		304
Foreign		0
Total current income tax expense (benefit)		304
Deferred
U.S. Federal		0
State & Local		0
Foreign		0
Total deferred income tax expense (benefit)		0
Total income tax expense (benefit)	$ 76	$ 304